COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease commitments
2024	$342
2025	670
2026	12
Total lease payments	1,024
Less: imputed interest	(43)
Present value of future lease payments	981
Less: current maturities of operating leases	936
Non-current operating leases	$45
Weighted-average remaining lease term (in years)	0.92
Weighted-average discount rate	9.12%

Schedule of minimum royalty payments
2024	$1,363
2025	674
2026	13
Total lease payments	2,050
Less: imputed interest	(147)
Present value of future lease payments	1,903
Less: current maturities of operating leases	(1,296)
Non-current operating leases	$607
Weighted-average remaining lease term (in years)	1.92
Weighted-average discount rate	9.21%